Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	MERCATOR INTERNATIONAL OPPORTUNITY FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	MOPPX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Mercator International Opportunity Fund Institutional Class - MOPPX (the “Fund”) for the period January 1, 2024 to June 30, 2024.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	ADDITIONAL INFORMATION You can find additional information about the Fund at www.mercatormutualfunds.com. You can also request this information by contacting us at 1-800-869-1679.
Additional Information Phone Number	1-800-869-1679
Additional Information Website	www.mercatormutualfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mercator International Opportunity Fund - Institutional Class	$71	1.40%

*Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 16,600,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 16,895
Investment Company, Portfolio Turnover	17.67%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$16.6 MILLION

_________________________

PORTFOLIO HOLDINGS:

52

_________________________

PORTFOLIO TURNOVER:

17.67%

________________________

ADVISORY FEES PAID BY FUND:

$16,895

Holdings [Text Block]

top ten holdings

1.	Huntington Conservative Deposit Account	28.66%
2.	MercadoLibre, Inc.	5.95%
3.	ASM International NV	4.14%
4.	Future PLC	3.20%
5.	BE Semiconductor Industries NV	3.03%
6.	Brunello Cucinelli SpA	2.90%
7.	Zalando SE	2.83%
8.	Rakuten Group, Inc.	2.80%
9.	RaySearch Laboratories AB Class B	2.74%
10.	Watches of Switzerland Group PLC	2.69%
	Total % of Net Assets	58.94%

Material Fund Change [Text Block]	As of February 13, 2024, the Mercator International Opportunity Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Updated Prospectus Phone Number	1-800-869-1679
Updated Prospectus Web Address	www.mercatormutualfunds.com
Class A Shares
Shareholder Report [Line Items]
Fund Name	MERCATOR INTERNATIONAL OPPORTUNITY FUND
Class Name	CLASS A
Trading Symbol	MOOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mercator International Opportunity Fund Class A – MOOPX (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	ADDITIONAL INFORMATION You can find additional information about the Fund at www.mercatormutualfunds.com. You can also request this information by contacting us at 1-800-869-1679.
Additional Information Phone Number	1-800-869-1679
Additional Information Website	www.mercatormutualfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mercator International Opportunity Fund - Class A	$78	1.55%

*Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 16,600,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 16,895
Investment Company, Portfolio Turnover	17.67%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$16.6 MILLION

_________________________

PORTFOLIO HOLDINGS:

52

_________________________

PORTFOLIO TURNOVER:

17.67%

________________________

ADVISORY FEES PAID BY FUND:

$16,895

Holdings [Text Block]

top ten holdings

1.	Huntington Conservative Deposit Account	28.66%
2.	MercadoLibre, Inc.	5.95%
3.	ASM International NV	4.14%
4.	Future PLC	3.20%
5.	BE Semiconductor Industries NV	3.03%
6.	Brunello Cucinelli SpA	2.90%
7.	Zalando SE	2.83%
8.	Rakuten Group, Inc.	2.80%
9.	RaySearch Laboratories AB Class B	2.74%
10.	Watches of Switzerland Group PLC	2.69%
	Total % of Net Assets	58.94%

Material Fund Change [Text Block]	As of February 13, 2024, the Mercator International Opportunity Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Updated Prospectus Phone Number	1-800-869-1679
Updated Prospectus Web Address	www.mercatormutualfunds.com